Law Offices of
                     Paul, Hastings, Janofsky & Walker LLP
                             345 California Street
                      San Francisco, California 94104-2635
                            Telephone (415) 835-1600
                            Facsimile (415) 217-5333
                             Internet www.phjw.com


                                 April 28, 2000


VIA EDGAR
---------

Secretary
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:  The Montgomery Funds
     File Nos. 33-34841 and 811-6011

Sir or Madam:

         On behalf of The Montgomery Funds (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act"), we hereby certify that the Prospectuses and the combined Statement of Additional Information for the Montgomery U.S. Select 20 Porfolio and the Montgomery International 20 Portfolio, two series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 74 to the Registrant's Registration Statement on Form N-1A as filed electronically with the Commission on April 7, 2000.

         Plese  direct any  inquires  regarding  this filing to the  undersigned
(415) 835-1649.


                                       Sincerely yours,


                                       /s/ Thao H. Ngo
                                   for PAUL, HASTINGS, JANOFSKY & WALKER LLP